Finance Costs, Net	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Finance Costs, Net

Note 8: Finance Costs, Net

The components of finance costs, net, include interest expense (income) and other finance costs (income). The components of net interest expense are as follows:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Interest expense:
Debt	113	140
Other, net	30	23
Fair value (gains) losses on financial instruments (see note 20)
Debt	(14)	-
Fair value hedges	14	-
Cash flow hedges, transfer from equity	(27)	88
Net foreign exchange losses (gains) on debt	27	(88)
Net interest expense - debt and other	143	163
Net interest expense - leases	14	14
Net interest expense - pension and other post-employment benefit plans	26	24
Interest income	(40)	(76)
Net interest expense	143	125

The components of finance costs (income) are as follows:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Net losses (gains) due to changes in foreign currency exchange rates	51	(57)
Other	4	12
Other finance costs (income)	55	(45)

Net losses (gains) due to changes in foreign currency exchange rates were principally comprised of amounts related to certain intercompany funding arrangements. Other includes ineffective portion of cash flow and fair value hedges.